Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of property and equipment
Property and equipment consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Machinery and laboratory equipment	265,476	275,209	38,763
Vehicles	2,808	2,229	314
Furniture and tools	19,031	18,192	2,562
Electronic equipment	51,774	52,442	7,386
Leasehold improvements	187,379	187,390	26,393
Construction in progress	2,659	548	77

	529,127	536,010	75,495
Accumulated depreciation	(277,298)	(404,098)	(56,916)

	251,829	131,912	18,579